UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2017

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.3%
NT Core Equity Plus Fund Institutional Class	3,631,160	55,338,886
NT Disciplined Growth Fund Institutional Class	2,463,354	28,008,332
NT Equity Growth Fund Institutional Class	14,206,908	183,695,316
NT Growth Fund Institutional Class	5,067,625	83,159,719
NT Heritage Fund Institutional Class	3,092,590	41,502,556
NT Large Company Value Fund Institutional Class	14,707,944	174,142,052
NT Mid Cap Value Fund Institutional Class	5,991,958	82,509,263
NT Small Company Fund Institutional Class	3,538,062	36,760,461
		685,116,585
Domestic Fixed Income Funds — 32.9%
High-Yield Fund R5 Class	12,177,378	70,263,472
Inflation-Adjusted Bond Fund R5 Class	2,343,083	27,554,658
NT Diversified Bond Fund Institutional Class	36,775,141	394,597,264
Short Duration Inflation Protection Bond Fund R5 Class	10,732,425	111,509,900
		603,925,294
International Fixed Income Funds — 12.0%
Global Bond Fund R5 Class	12,556,396	128,075,242
International Bond Fund R5 Class(2)	7,313,414	91,637,082
		219,712,324
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	182,791,176	182,791,176
International Equity Funds — 7.8%
NT Global Real Estate Fund Institutional Class	1,975,338	18,133,605
NT International Growth Fund Institutional Class	7,673,916	83,108,513
NT International Value Fund Institutional Class	4,370,646	41,783,378
		143,025,496
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,609,380,696)		1,834,570,875
OTHER ASSETS AND LIABILITIES†		1,664
TOTAL NET ASSETS — 100.0%		$1,834,572,539

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,644,560,155
Gross tax appreciation of investments	$197,638,119
Gross tax depreciation of investments	(7,627,399)
Net tax appreciation (depreciation) of investments	$190,010,720

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$58,221,095	$594,473	$9,751,524	$(110,725)	$—	$55,338,886
NT Disciplined Growth Fund	29,532,355	186,568	5,085,824	198,644	106,381	28,008,332
NT Equity Growth Fund	192,466,140	7,152,563	33,884,034	323,489	2,133,925	183,695,316
NT Growth Fund	87,117,199	4,293,073	14,661,251	1,001,164	1,892,500	83,159,719
NT Heritage Fund	43,893,713	2,521,314	6,336,126	233,776	1,423,071	41,502,556
NT Large Company Value Fund	182,391,552	17,387,926	33,601,486	641,843	10,305,028	174,142,052
NT Mid Cap Value Fund	87,086,178	4,913,512	14,428,286	689,478	3,727,542	82,509,263
NT Small Company Fund	39,041,213	2,185,467	10,030,043	(150,109)	226,153	36,760,461
High-Yield Fund	73,232,751	3,833,174	9,544,286	(848,733)	2,816,442	70,263,472
Inflation-Adjusted Bond Fund	28,820,815	404,208	1,224,269	6,527	370,281	27,554,658
NT Diversified Bond Fund	413,765,492	39,771,921	46,497,984	(555,647)	7,276,943	394,597,264
Short Duration Inflation Protection Bond Fund	115,146,111	4,078,364	8,539,529	(45,082)	688,742	111,509,900
Global Bond Fund	132,677,047	8,350,340	10,233,080	132,005	2,071,990	128,075,242
International Bond Fund(3)	95,749,278	13,118,749	12,467,684	(1,211,880)	—	91,637,082
U.S. Government Money Market Fund	189,203,377	7,888,579	14,300,780	—	159,130	182,791,176
NT Global Real Estate Fund	20,156,502	2,288,799	2,149,810	(92,761)	792,974	18,133,605
NT International Growth Fund	88,084,685	7,176,515	19,289,338	(1,142,235)	761,293	83,108,513
NT International Value Fund	43,406,874	1,773,705	8,839,818	(925,658)	1,328,936	41,783,378
	$1,919,992,377	$127,919,250	$260,865,152	$(1,855,904)	$36,081,331	$1,834,570,875

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Short Duration Inflation Protection Bond Fund, Global Bond Fund, International Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio
April 30, 2017

One Choice 2020 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	3,925,337	59,822,138
NT Disciplined Growth Fund Institutional Class	3,039,409	34,558,079
NT Equity Growth Fund Institutional Class	14,979,279	193,682,077
NT Growth Fund Institutional Class	6,053,275	99,334,249
NT Heritage Fund Institutional Class	4,064,546	54,546,208
NT Large Company Value Fund Institutional Class	15,830,390	187,431,812
NT Mid Cap Value Fund Institutional Class	7,077,081	97,451,404
NT Small Company Fund Institutional Class	3,598,704	37,390,537
		764,216,504
Domestic Fixed Income Funds — 32.2%
High-Yield Fund R5 Class	12,870,722	74,264,066
Inflation-Adjusted Bond Fund R5 Class	3,786,516	44,529,433
NT Diversified Bond Fund Institutional Class	38,675,537	414,988,514
Short Duration Inflation Protection Bond Fund R5 Class	9,855,889	102,402,685
		636,184,698
International Fixed Income Funds — 11.3%
Global Bond Fund R5 Class	12,808,308	130,644,740
International Bond Fund R5 Class(2)	7,471,302	93,615,416
		224,260,156
International Equity Funds — 9.3%
NT Emerging Markets Fund Institutional Class	1,194,175	14,055,435
NT Global Real Estate Fund Institutional Class	2,409,980	22,123,616
NT International Growth Fund Institutional Class	8,508,247	92,144,319
NT International Small-Mid Cap Fund Institutional Class	327,404	3,689,840
NT International Value Fund Institutional Class	5,468,627	52,280,078
		184,293,288
Money Market Funds — 8.6%
U.S. Government Money Market Fund Investor Class	169,096,637	169,096,637
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,768,149,854)		1,978,051,283
OTHER ASSETS AND LIABILITIES†		2,647
TOTAL NET ASSETS — 100.0%		$1,978,053,930

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,788,271,220
Gross tax appreciation of investments	$195,417,945
Gross tax depreciation of investments	(5,637,882)
Net tax appreciation (depreciation) of investments	$189,780,063

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$58,137,314	$1,945,044	$6,873,307	$(116,359)	$—	$59,822,138
NT Disciplined Growth Fund	34,438,152	735,725	4,792,674	196,207	129,399	34,558,079
NT Equity Growth Fund	189,158,552	14,085,212	28,536,447	(96,134)	2,182,328	193,682,077
NT Growth Fund	99,829,619	7,342,029	15,756,016	891,346	2,211,050	99,334,249
NT Heritage Fund	55,403,276	5,417,217	8,233,500	247,543	1,783,163	54,546,208
NT Large Company Value Fund	183,414,460	24,724,259	29,257,884	473,509	10,789,919	187,431,812
NT Mid Cap Value Fund	96,102,526	7,594,056	12,061,914	743,672	4,316,829	97,451,404
NT Small Company Fund	35,997,279	2,802,584	6,969,489	(307,309)	214,542	37,390,537
High-Yield Fund	70,783,884	5,659,691	4,513,643	(410,442)	2,890,353	74,264,066
Inflation-Adjusted Bond Fund	46,943,912	1,928,544	3,709,243	(77,574)	603,571	44,529,433
NT Diversified Bond Fund	399,031,479	62,707,601	34,556,754	(638,465)	7,387,256	414,988,514
Short Duration Inflation Protection Bond Fund	93,321,085	11,975,771	3,618,895	(9,662)	606,631	102,402,685
Global Bond Fund	123,687,996	15,113,846	5,831,107	(96,053)	2,045,929	130,644,740
International Bond Fund(3)	89,188,899	17,947,452	8,631,860	(796,566)	—	93,615,416
NT Emerging Markets Fund	17,726,743	543,636	5,585,707	575,876	114,353	14,055,435
NT Global Real Estate Fund	23,787,258	2,912,538	1,932,585	(51,576)	947,669	22,123,616
NT International Growth Fund	90,994,794	8,529,843	14,750,682	(759,131)	816,110	92,144,319
NT International Small-Mid Cap Fund	4,670,347	20,517	1,215,849	70,572	6,068	3,689,840
NT International Value Fund	51,894,421	2,850,673	8,946,607	(907,534)	1,615,301	52,280,078
U.S. Government Money Market Fund	155,720,430	20,134,025	6,757,818	—	144,070	169,096,637
	$1,920,232,426	$214,970,263	$212,531,981	$(1,068,080)	$38,804,541	$1,978,051,283

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Short Duration Inflation Protection Bond Fund, Global Bond Fund, International Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio
April 30, 2017

One Choice 2025 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 40.9%
NT Core Equity Plus Fund Institutional Class	5,725,096	87,250,465
NT Disciplined Growth Fund Institutional Class	5,354,012	60,875,114
NT Equity Growth Fund Institutional Class	21,324,811	275,729,810
NT Growth Fund Institutional Class	9,945,635	163,207,877
NT Heritage Fund Institutional Class	7,880,130	105,751,349
NT Large Company Value Fund Institutional Class	23,837,387	282,234,664
NT Mid Cap Value Fund Institutional Class	11,915,334	164,074,147
NT Small Company Fund Institutional Class	4,492,795	46,680,136
		1,185,803,562
Domestic Fixed Income Funds — 30.9%
High-Yield Fund R5 Class	18,014,960	103,946,318
Inflation-Adjusted Bond Fund R5 Class	8,755,782	102,968,001
NT Diversified Bond Fund Institutional Class	54,425,831	583,989,162
Short Duration Inflation Protection Bond Fund R5 Class	10,061,070	104,534,515
		895,437,996
International Equity Funds — 11.9%
NT Emerging Markets Fund Institutional Class	4,369,076	51,424,022
NT Global Real Estate Fund Institutional Class	4,379,503	40,203,839
NT International Growth Fund Institutional Class	13,371,177	144,809,847
NT International Small-Mid Cap Fund Institutional Class	1,309,907	14,762,647
NT International Value Fund Institutional Class	9,830,995	93,984,317
		345,184,672
International Fixed Income Funds — 10.2%
Global Bond Fund R5 Class	17,137,459	174,802,086
International Bond Fund R5 Class(2)	9,813,820	122,967,165
		297,769,251
Money Market Funds — 6.1%
U.S. Government Money Market Fund Investor Class	176,589,309	176,589,309
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,502,349,401)		2,900,784,790
OTHER ASSETS AND LIABILITIES†		(3,111)
TOTAL NET ASSETS — 100.0%		$2,900,781,679

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,548,748,039
Gross tax appreciation of investments	$362,766,338
Gross tax depreciation of investments	(10,729,587)
Net tax appreciation (depreciation) of investments	$352,036,751

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$84,722,212	$1,765,060	$8,817,076	$(180,117)	$—	$87,250,465
NT Disciplined Growth Fund	61,202,437	1,599,057	9,281,829	360,061	227,780	60,875,114
NT Equity Growth Fund	264,822,370	15,539,254	31,176,010	58,919	3,096,679	275,729,810
NT Growth Fund	164,854,079	9,764,942	23,960,818	1,853,598	3,612,427	163,207,877
NT Heritage Fund	109,252,578	8,980,827	16,171,465	585,786	3,477,037	105,751,349
NT Large Company Value Fund	271,855,441	34,494,310	35,748,357	1,765,906	16,042,404	282,234,664
NT Mid Cap Value Fund	161,162,619	11,866,710	18,607,093	1,216,339	7,204,706	164,074,147
NT Small Company Fund	49,231,984	3,685,878	11,488,517	1,450,887	280,422	46,680,136
High-Yield Fund	98,165,440	8,855,316	6,338,321	(598,767)	3,975,379	103,946,318
Inflation-Adjusted Bond Fund	102,279,328	6,166,098	4,022,174	(86,155)	1,347,729	102,968,001
NT Diversified Bond Fund	554,772,878	93,191,821	46,955,961	(748,865)	10,310,568	583,989,162
Short Duration Inflation Protection Bond Fund	90,957,441	15,391,224	2,544,253	(15,410)	604,683	104,534,515
NT Emerging Markets Fund	54,344,745	3,204,288	11,963,588	892,314	387,820	51,424,022
NT Global Real Estate Fund	42,573,615	5,021,247	2,623,302	(23,098)	1,673,758	40,203,839
NT International Growth Fund	138,471,734	16,029,888	20,369,937	(128,317)	1,278,022	144,809,847
NT International Small-Mid Cap Fund	15,163,558	407,043	1,818,749	132,956	23,155	14,762,647
NT International Value Fund	92,760,053	5,887,374	16,346,498	(1,637,956)	2,881,169	93,984,317
Global Bond Fund	162,896,615	21,082,222	6,116,193	(99,835)	2,684,156	174,802,086
International Bond Fund(3)	114,807,959	21,496,817	6,803,872	(742,970)	—	122,967,165
U.S. Government Money Market Fund	156,660,995	24,562,554	4,634,240	—	147,998	176,589,309
	$2,790,958,081	$308,991,930	$285,788,253	$4,055,276	$59,255,892	$2,900,784,790

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Short Duration Inflation Protection Bond Fund, Global Bond Fund, International Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio
April 30, 2017

One Choice 2030 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.2%
NT Core Equity Plus Fund Institutional Class	4,351,560	66,317,771
NT Disciplined Growth Fund Institutional Class	4,816,823	54,767,281
NT Equity Growth Fund Institutional Class	15,972,174	206,520,208
NT Growth Fund Institutional Class	9,122,846	149,705,904
NT Heritage Fund Institutional Class	7,152,863	95,991,426
NT Large Company Value Fund Institutional Class	18,708,477	221,508,368
NT Mid Cap Value Fund Institutional Class	9,526,106	131,174,485
NT Small Company Fund Institutional Class	4,590,073	47,690,861
		973,676,304
Domestic Fixed Income Funds — 28.2%
High-Yield Fund R5 Class	12,698,417	73,269,867
Inflation-Adjusted Bond Fund R5 Class	8,465,286	99,551,766
NT Diversified Bond Fund Institutional Class	37,663,436	404,128,665
Short Duration Inflation Protection Bond Fund R5 Class	4,346,665	45,161,852
		622,112,150
International Equity Funds — 14.4%
NT Emerging Markets Fund Institutional Class	4,851,536	57,102,577
NT Global Real Estate Fund Institutional Class	3,876,547	35,586,698
NT International Growth Fund Institutional Class	11,165,083	120,917,849
NT International Small-Mid Cap Fund Institutional Class	1,600,494	18,037,567
NT International Value Fund Institutional Class	9,023,142	86,261,240
		317,905,931
International Fixed Income Funds — 8.3%
Global Bond Fund R5 Class	11,580,254	118,118,590
International Bond Fund R5 Class(2)	5,087,373	63,744,782
		181,863,372
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	108,918,888	108,918,888
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,964,398,534)		2,204,476,645
OTHER ASSETS AND LIABILITIES†		(195,071)
TOTAL NET ASSETS — 100.0%		$2,204,281,574

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,986,364,655
Gross tax appreciation of investments	$223,549,162
Gross tax depreciation of investments	(5,437,172)
Net tax appreciation (depreciation) of investments	$218,111,990

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$60,158,933	$3,928,915	$4,898,530	$(124,285)	$—	$66,317,771
NT Disciplined Growth Fund	50,870,419	2,423,359	5,139,791	207,935	197,632	54,767,281
NT Equity Growth Fund	187,511,367	17,433,188	18,376,123	(395,277)	2,242,852	206,520,208
NT Growth Fund	142,100,556	13,831,373	18,513,097	805,894	3,186,439	149,705,904
NT Heritage Fund	87,659,254	12,698,869	8,514,914	(144,188)	3,047,874	95,991,426
NT Large Company Value Fund	203,430,567	34,274,087	26,417,944	77,248	12,264,141	221,508,368
NT Mid Cap Value Fund	119,997,643	14,689,826	11,243,989	639,116	5,524,645	131,174,485
NT Small Company Fund	46,209,249	4,327,906	9,410,150	164,937	273,358	47,690,861
High-Yield Fund	64,553,720	8,742,896	2,029,969	(188,549)	2,722,982	73,269,867
Inflation-Adjusted Bond Fund	92,056,862	11,227,587	2,627,305	(242,321)	1,281,239	99,551,766
NT Diversified Bond Fund	360,364,920	78,681,553	23,847,385	(558,529)	6,911,214	404,128,665
Short Duration Inflation Protection Bond Fund	35,876,632	9,138,675	159,703	(1,328)	252,266	45,161,852
NT Emerging Markets Fund	53,698,819	6,383,116	9,978,307	267,516	416,543	57,102,577
NT Global Real Estate Fund	35,048,706	6,238,763	1,722,665	(26,660)	1,448,422	35,586,698
NT International Growth Fund	111,878,729	13,717,387	13,968,129	(616,095)	1,030,287	120,917,849
NT International Small-Mid Cap Fund	16,643,746	1,002,881	921,662	73,054	27,514	18,037,567
NT International Value Fund	79,589,558	6,580,129	9,721,380	(916,499)	2,522,743	86,261,240
Global Bond Fund	104,513,418	18,742,389	3,209,559	(79,940)	1,781,076	118,118,590
International Bond Fund(3)	51,173,346	17,707,465	2,189,059	(275,441)	—	63,744,782
U.S. Government Money Market Fund	98,031,219	12,267,229	1,379,560	—	91,538	108,918,888
	$2,001,367,663	$294,037,593	$174,269,221	$(1,333,412)	$45,222,765	$2,204,476,645

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Short Duration Inflation Protection Bond Fund, Global Bond Fund, International Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio
April 30, 2017

One Choice 2035 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.6%
NT Core Equity Plus Fund Institutional Class	5,154,140	78,549,089
NT Disciplined Growth Fund Institutional Class	6,042,506	68,703,293
NT Equity Growth Fund Institutional Class	17,224,449	222,712,126
NT Growth Fund Institutional Class	12,189,629	200,031,812
NT Heritage Fund Institutional Class	8,123,067	109,011,561
NT Large Company Value Fund Institutional Class	21,169,398	250,645,669
NT Mid Cap Value Fund Institutional Class	10,366,008	142,739,932
NT Small Company Fund Institutional Class	6,667,009	69,270,224
		1,141,663,706
Domestic Fixed Income Funds — 25.0%
High-Yield Fund R5 Class	12,511,141	72,189,283
Inflation-Adjusted Bond Fund R5 Class	10,586,377	124,495,788
NT Diversified Bond Fund Institutional Class	35,996,994	386,247,745
Short Duration Inflation Protection Bond Fund R5 Class	1,663,695	17,285,795
		600,218,611
International Equity Funds — 16.8%
NT Emerging Markets Fund Institutional Class	6,215,316	73,154,264
NT Global Real Estate Fund Institutional Class	4,888,636	44,877,680
NT International Growth Fund Institutional Class	13,885,678	150,381,897
NT International Small-Mid Cap Fund Institutional Class	2,435,386	27,446,805
NT International Value Fund Institutional Class	11,329,292	108,308,034
		404,168,680
International Fixed Income Funds — 5.7%
Global Bond Fund R5 Class	11,202,827	114,268,831
International Bond Fund R5 Class(2)	1,729,133	21,666,039
		135,934,870
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	118,711,702	118,711,702
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $2,054,158,323)		2,400,697,569
OTHER ASSETS AND LIABILITIES†		1,619
TOTAL NET ASSETS — 100.0%		$2,400,699,188

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,086,573,492
Gross tax appreciation of investments	$318,404,402
Gross tax depreciation of investments	(4,280,325)
Net tax appreciation (depreciation) of investments	$314,124,077

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$73,715,498	$2,816,091	$6,521,032	$(196,785)	$—	$78,549,089
NT Disciplined Growth Fund	66,413,067	2,082,363	8,070,485	322,351	252,242	68,703,293
NT Equity Growth Fund	211,928,220	12,267,801	22,914,562	(212,469)	2,478,481	222,712,126
NT Growth Fund	198,700,918	15,878,516	30,580,102	1,554,704	4,387,389	200,031,812
NT Heritage Fund	107,485,525	10,065,178	12,809,468	155,145	3,538,070	109,011,561
NT Large Company Value Fund	238,496,765	34,901,179	33,655,422	851,064	14,151,486	250,645,669
NT Mid Cap Value Fund	136,986,133	13,614,838	16,378,188	752,016	6,156,970	142,739,932
NT Small Company Fund	69,961,749	6,061,914	16,199,968	537,799	413,367	69,270,224
High-Yield Fund	65,877,592	8,605,417	4,565,448	(429,340)	2,737,286	72,189,283
Inflation-Adjusted Bond Fund	119,264,896	13,768,858	7,459,258	(662,798)	1,616,525	124,495,788
NT Diversified Bond Fund	357,791,201	71,078,944	31,737,211	(537,760)	6,706,529	386,247,745
Short Duration Inflation Protection Bond Fund	11,226,761	6,072,824	129,471	(1,116)	90,556	17,285,795
NT Emerging Markets Fund	72,315,524	7,972,056	15,957,802	598,337	543,538	73,154,264
NT Global Real Estate Fund	45,863,992	6,909,360	2,684,275	(46,954)	1,853,479	44,877,680
NT International Growth Fund	145,592,857	14,153,872	20,836,478	(669,251)	1,305,305	150,381,897
NT International Small-Mid Cap Fund	26,114,413	1,722,691	2,338,495	178,134	42,700	27,446,805
NT International Value Fund	105,404,284	8,015,620	18,435,075	(1,890,578)	3,253,121	108,308,034
Global Bond Fund	105,128,166	15,664,522	4,567,616	(62,861)	1,735,824	114,268,831
International Bond Fund(3)	12,493,165	10,135,758	125,961	(9,995)	—	21,666,039
U.S. Government Money Market Fund	112,074,731	10,914,115	4,277,144	—	100,351	118,711,702
	$2,282,835,457	$272,701,917	$260,243,461	$229,643	$51,363,219	$2,400,697,569

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Short Duration Inflation Protection Bond Fund, Global Bond Fund, International Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio
April 30, 2017

One Choice 2040 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.0%
NT Core Equity Plus Fund Institutional Class	3,502,847	53,383,389
NT Disciplined Growth Fund Institutional Class	4,450,341	50,600,376
NT Equity Growth Fund Institutional Class	12,396,309	160,284,271
NT Growth Fund Institutional Class	9,457,933	155,204,678
NT Heritage Fund Institutional Class	6,680,424	89,651,286
NT Large Company Value Fund Institutional Class	15,923,493	188,534,163
NT Mid Cap Value Fund Institutional Class	7,441,005	102,462,633
NT Small Company Fund Institutional Class	5,009,852	52,052,365
		852,173,161
Domestic Fixed Income Funds — 21.2%
High-Yield Fund R5 Class	7,218,701	41,651,905
Inflation-Adjusted Bond Fund R5 Class	7,115,967	83,683,766
NT Diversified Bond Fund Institutional Class	20,759,410	222,748,469
		348,084,140
International Equity Funds — 18.9%
NT Emerging Markets Fund Institutional Class	5,229,614	61,552,555
NT Global Real Estate Fund Institutional Class	3,739,375	34,327,462
NT International Growth Fund Institutional Class	10,168,239	110,122,033
NT International Small-Mid Cap Fund Institutional Class	2,131,252	24,019,213
NT International Value Fund Institutional Class	8,427,613	80,567,977
		310,589,240
International Fixed Income Funds — 4.3%
Global Bond Fund R5 Class	6,827,032	69,635,731
Money Market Funds — 3.6%
U.S. Government Money Market Fund Investor Class	58,704,404	58,704,404
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,445,698,241)		1,639,186,676
OTHER ASSETS AND LIABILITIES†		6,143
TOTAL NET ASSETS — 100.0%		$1,639,192,819

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,461,361,866
Gross tax appreciation of investments	$181,237,282
Gross tax depreciation of investments	(3,412,472)
Net tax appreciation (depreciation) of investments	$177,824,810

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$51,832,291	$2,079,538	$6,550,423	$(386,998)	$—	$53,383,389
NT Disciplined Growth Fund	47,322,259	2,389,280	5,221,327	142,326	180,275	50,600,376
NT Equity Growth Fund	149,793,421	12,278,006	17,580,707	(734,769)	1,750,250	160,284,271
NT Growth Fund	146,975,123	14,678,606	19,204,600	671,573	3,241,404	155,204,678
NT Heritage Fund	83,681,770	12,277,338	10,243,670	(235,631)	2,818,725	89,651,286
NT Large Company Value Fund	176,699,622	30,128,416	27,317,628	(184,300)	10,342,812	188,534,163
NT Mid Cap Value Fund	96,402,511	12,160,408	11,992,266	752,040	4,284,292	102,462,633
NT Small Company Fund	48,915,131	6,655,730	11,171,530	(440,618)	290,340	52,052,365
High-Yield Fund	37,341,773	4,729,123	1,613,179	(165,132)	1,561,118	41,651,905
Inflation-Adjusted Bond Fund	76,874,433	11,624,009	4,133,460	(426,575)	1,055,815	83,683,766
NT Diversified Bond Fund	205,014,375	45,981,421	22,128,231	(471,008)	3,847,009	222,748,469
NT Emerging Markets Fund	62,464,980	8,127,469	16,608,710	321,071	452,196	61,552,555
NT Global Real Estate Fund	34,392,712	5,687,765	1,858,548	(55,192)	1,382,872	34,327,462
NT International Growth Fund	102,508,938	14,237,488	15,573,115	(1,131,320)	922,748	110,122,033
NT International Small-Mid Cap Fund	22,110,462	1,778,396	1,609,520	100,056	35,889	24,019,213
NT International Value Fund	75,107,849	7,895,444	11,945,971	(1,182,036)	2,323,399	80,567,977
Global Bond Fund	63,934,546	9,089,352	2,223,473	(50,077)	1,041,198	69,635,731
U.S. Government Money Market Fund	48,777,807	10,596,295	669,698	—	48,148	58,704,404
	$1,530,150,003	$212,394,084	$187,646,056	$(3,476,590)	$35,578,490	$1,639,186,676

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Global Bond Fund, and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio
April 30, 2017

One Choice 2045 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.2%
NT Core Equity Plus Fund Institutional Class	4,241,183	64,635,630
NT Disciplined Growth Fund Institutional Class	4,858,713	55,243,565
NT Equity Growth Fund Institutional Class	13,647,787	176,465,889
NT Growth Fund Institutional Class	10,743,169	176,295,405
NT Heritage Fund Institutional Class	8,108,773	108,819,732
NT Large Company Value Fund Institutional Class	18,214,096	215,654,900
NT Mid Cap Value Fund Institutional Class	8,572,121	118,038,100
NT Small Company Fund Institutional Class	4,952,257	51,453,954
		966,607,175
International Equity Funds — 20.8%
NT Emerging Markets Fund Institutional Class	6,912,594	81,361,227
NT Global Real Estate Fund Institutional Class	4,405,201	40,439,750
NT International Growth Fund Institutional Class	10,863,414	117,650,774
NT International Small-Mid Cap Fund Institutional Class	2,706,205	30,498,927
NT International Value Fund Institutional Class	9,118,982	87,177,464
		357,128,142
Domestic Fixed Income Funds — 18.0%
High-Yield Fund R5 Class	6,411,504	36,994,378
Inflation-Adjusted Bond Fund R5 Class	6,270,199	73,737,541
NT Diversified Bond Fund Institutional Class	18,445,698	197,922,336
		308,654,255
International Fixed Income Funds — 3.9%
Global Bond Fund R5 Class	6,572,977	67,044,361
Money Market Funds — 1.1%
U.S. Government Money Market Fund Investor Class	19,078,148	19,078,148
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,457,952,049)		1,718,512,081
OTHER ASSETS AND LIABILITIES†		6,409
TOTAL NET ASSETS — 100.0%		$1,718,518,490

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,483,057,728
Gross tax appreciation of investments	$239,179,054
Gross tax depreciation of investments	(3,724,701)
Net tax appreciation (depreciation) of investments	$235,454,353

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$64,090,468	$1,563,502	$8,172,865	$(299,387)	$—	$64,635,630
NT Disciplined Growth Fund	53,422,059	1,756,536	6,587,219	177,656	199,479	55,243,565
NT Equity Growth Fund	170,386,482	9,896,674	21,180,017	(718,432)	1,964,121	176,465,889
NT Growth Fund	172,528,952	14,039,085	24,515,788	971,233	3,761,615	176,295,405
NT Heritage Fund	106,258,438	12,244,144	14,162,971	(107,518)	3,527,425	108,819,732
NT Large Company Value Fund	211,583,415	31,481,327	37,835,507	(171,129)	12,072,873	215,654,900
NT Mid Cap Value Fund	115,403,678	12,117,881	16,293,256	998,313	5,077,350	118,038,100
NT Small Company Fund	50,288,233	5,703,980	11,737,499	47,543	299,264	51,453,954
NT Emerging Markets Fund	82,030,128	10,375,874	21,001,596	572,871	608,175	81,361,227
NT Global Real Estate Fund	41,309,508	5,887,149	2,035,764	(62,988)	1,649,064	40,439,750
NT International Growth Fund	113,147,091	14,238,293	18,959,909	(885,330)	1,000,254	117,650,774
NT International Small-Mid Cap Fund	29,286,010	1,529,937	2,481,760	150,906	46,592	30,498,927
NT International Value Fund	84,522,309	7,438,501	15,557,623	(1,638,018)	2,585,898	87,177,464
High-Yield Fund	34,110,423	4,547,825	2,881,361	(286,449)	1,403,386	36,994,378
Inflation-Adjusted Bond Fund	69,382,124	8,832,977	3,816,663	(352,097)	929,319	73,737,541
NT Diversified Bond Fund	185,542,418	41,895,738	23,978,247	(426,210)	3,438,053	197,922,336
Global Bond Fund	63,282,548	8,291,194	3,367,687	(43,451)	1,001,661	67,044,361
U.S. Government Money Market Fund	11,669,647	7,570,895	162,394	—	14,837	19,078,148
	$1,658,243,931	$199,411,512	$234,728,126	$(2,072,487)	$39,579,366	$1,718,512,081

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, Global Bond Fund, and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio
April 30, 2017

One Choice 2050 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
NT Core Equity Plus Fund Institutional Class	2,955,698	45,044,842
NT Disciplined Growth Fund Institutional Class	2,928,218	33,293,838
NT Equity Growth Fund Institutional Class	7,907,180	102,239,831
NT Growth Fund Institutional Class	6,587,580	108,102,184
NT Heritage Fund Institutional Class	4,928,480	66,140,206
NT Large Company Value Fund Institutional Class	11,242,812	133,114,897
NT Mid Cap Value Fund Institutional Class	4,977,785	68,544,105
NT Small Company Fund Institutional Class	3,150,633	32,735,082
		589,214,985
International Equity Funds — 22.5%
NT Emerging Markets Fund Institutional Class	4,841,775	56,987,695
NT Global Real Estate Fund Institutional Class	2,814,891	25,840,701
NT International Growth Fund Institutional Class	6,259,273	67,787,927
NT International Small-Mid Cap Fund Institutional Class	1,855,731	20,914,085
NT International Value Fund Institutional Class	5,531,816	52,884,161
		224,414,569
Domestic Fixed Income Funds — 15.1%
High-Yield Fund R5 Class	3,177,537	18,334,386
Inflation-Adjusted Bond Fund R5 Class	3,146,464	37,002,420
NT Diversified Bond Fund Institutional Class	8,952,177	96,056,862
		151,393,668
International Fixed Income Funds — 3.5%
Global Bond Fund R5 Class	3,448,162	35,171,253
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $883,546,907)		1,000,194,475
OTHER ASSETS AND LIABILITIES†		659
TOTAL NET ASSETS — 100.0%		$1,000,195,134

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$894,874,043
Gross tax appreciation of investments	$107,173,145
Gross tax depreciation of investments	(1,852,713)
Net tax appreciation (depreciation) of investments	$105,320,432

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$41,473,334	$3,748,207	$5,253,326	$(420,850)	$—	$45,044,842
NT Disciplined Growth Fund	30,866,460	2,038,906	3,623,019	17,116	116,304	33,293,838
NT Equity Growth Fund	94,866,479	9,902,254	12,753,563	(797,898)	1,110,622	102,239,831
NT Growth Fund	100,314,286	11,415,303	12,764,756	36,903	2,215,264	108,102,184
NT Heritage Fund	60,893,335	11,042,509	8,886,807	(438,807)	2,029,736	66,140,206
NT Large Company Value Fund	124,997,967	22,584,548	21,363,205	(779,250)	7,175,836	133,114,897
NT Mid Cap Value Fund	63,883,616	9,988,850	9,215,364	481,593	2,815,431	68,544,105
NT Small Company Fund	30,221,299	4,907,062	7,069,501	(235,403)	179,323	32,735,082
NT Emerging Markets Fund	54,220,137	9,810,879	14,139,745	101,909	414,204	56,987,695
NT Global Real Estate Fund	25,430,440	5,627,443	2,403,654	(96,850)	1,015,459	25,840,701
NT International Growth Fund	62,441,363	10,481,683	10,868,849	(990,101)	548,781	67,787,927
NT International Small-Mid Cap Fund	19,674,567	1,534,191	1,799,220	65,336	30,528	20,914,085
NT International Value Fund	49,326,490	6,118,637	8,922,338	(946,379)	1,496,095	52,884,161
High-Yield Fund	16,724,418	2,370,496	1,346,062	(135,985)	683,119	18,334,386
Inflation-Adjusted Bond Fund	33,651,415	6,096,370	2,510,153	(239,581)	449,521	37,002,420
NT Diversified Bond Fund	87,662,900	24,391,593	13,459,967	(241,126)	1,614,429	96,056,862
Global Bond Fund	32,117,080	5,826,200	2,205,586	(25,801)	509,305	35,171,253
	$928,765,586	$147,885,131	$138,585,115	$(4,645,174)	$22,403,957	$1,000,194,475

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, and Global Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2017

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
NT Core Equity Plus Fund Institutional Class	1,410,946	21,502,820
NT Disciplined Growth Fund Institutional Class	1,454,849	16,541,635
NT Equity Growth Fund Institutional Class	3,881,021	50,181,604
NT Growth Fund Institutional Class	3,165,315	51,942,825
NT Heritage Fund Institutional Class	2,397,895	32,179,748
NT Large Company Value Fund Institutional Class	5,621,953	66,563,925
NT Mid Cap Value Fund Institutional Class	2,342,554	32,256,974
NT Small Company Fund Institutional Class	1,726,882	17,942,302
		289,111,833
International Equity Funds — 23.4%
NT Emerging Markets Fund Institutional Class	2,567,460	30,219,006
NT Global Real Estate Fund Institutional Class	1,483,491	13,618,451
NT International Growth Fund Institutional Class	2,809,757	30,429,664
NT International Small-Mid Cap Fund Institutional Class	1,023,550	11,535,414
NT International Value Fund Institutional Class	2,736,499	26,160,931
		111,963,466
Domestic Fixed Income Funds — 13.0%
High-Yield Fund R5 Class	1,324,719	7,643,628
Inflation-Adjusted Bond Fund R5 Class	1,305,017	15,346,999
NT Diversified Bond Fund Institutional Class	3,680,357	39,490,228
		62,480,855
International Fixed Income Funds — 3.2%
Global Bond Fund R5 Class	1,480,114	15,097,162
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $441,710,402)		478,653,316
OTHER ASSETS AND LIABILITIES†		164
TOTAL NET ASSETS — 100.0%		$478,653,480

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$445,727,945
Gross tax appreciation of investments	$33,534,521
Gross tax depreciation of investments	(609,150)
Net tax appreciation (depreciation) of investments	$32,925,371

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$16,601,046	$3,479,428	$749,340	$(77,105)	$—	$21,502,820
NT Disciplined Growth Fund	12,866,024	2,247,106	484,679	(1,225)	53,911	16,541,635
NT Equity Growth Fund	39,281,687	8,568,733	2,213,992	(168,193)	509,214	50,181,604
NT Growth Fund	40,623,578	8,975,125	2,023,529	(56,021)	999,541	51,942,825
NT Heritage Fund	24,995,861	7,391,079	1,676,486	(150,284)	938,570	32,179,748
NT Large Company Value Fund	51,957,963	16,715,332	5,156,486	(333,617)	3,339,438	66,563,925
NT Mid Cap Value Fund	25,311,389	7,374,186	2,205,575	77,319	1,243,874	32,256,974
NT Small Company Fund	13,880,042	4,231,444	2,584,671	(148,692)	88,630	17,942,302
NT Emerging Markets Fund	23,568,831	7,747,899	4,791,830	(55,878)	204,762	30,219,006
NT Global Real Estate Fund	10,990,770	4,593,182	717,542	(64,203)	506,813	13,618,451
NT International Growth Fund	23,126,836	7,718,977	2,878,543	(282,685)	235,294	30,429,664
NT International Small-Mid Cap Fund	9,138,078	2,369,914	852,835	(1,417)	16,215	11,535,414
NT International Value Fund	20,438,440	5,686,932	2,811,531	(303,828)	695,161	26,160,931
High-Yield Fund	5,676,267	2,082,120	315,119	(27,747)	259,738	7,643,628
Inflation-Adjusted Bond Fund	11,464,203	4,505,572	486,385	(19,418)	176,557	15,346,999
NT Diversified Bond Fund	29,284,147	13,383,546	2,301,946	(70,067)	609,975	39,490,228
Global Bond Fund	11,495,502	4,288,945	494,659	(13,696)	206,451	15,097,162
	$370,700,664	$111,359,520	$32,745,148	$(1,696,757)	$10,084,144	$478,653,316

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation-Adjusted Bond Fund and Global Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio
April 30, 2017

One Choice 2060 Portfolio - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.4%
NT Core Equity Plus Fund Institutional Class	76,374	1,163,942
NT Disciplined Growth Fund Institutional Class	79,932	908,824
NT Equity Growth Fund Institutional Class	215,388	2,784,966
NT Growth Fund Institutional Class	174,164	2,858,039
NT Heritage Fund Institutional Class	129,737	1,741,065
NT Large Company Value Fund Institutional Class	311,215	3,684,784
NT Mid Cap Value Fund Institutional Class	126,379	1,740,233
NT Small Company Fund Institutional Class	98,833	1,026,878
		15,908,731
International Equity Funds — 23.6%
NT Emerging Markets Fund Institutional Class	143,764	1,692,108
NT Global Real Estate Fund Institutional Class	84,310	773,969
NT International Growth Fund Institutional Class	143,858	1,557,985
NT International Small-Mid Cap Fund Institutional Class	57,856	652,036
NT International Value Fund Institutional Class	149,388	1,428,152
		6,104,250
Domestic Fixed Income Funds — 12.0%
High-Yield Fund R5 Class	67,621	390,171
Inflation-Adjusted Bond Fund R5 Class	66,353	780,313
NT Diversified Bond Fund Institutional Class	181,667	1,949,290
		3,119,774
International Fixed Income Funds — 3.0%
Global Bond Fund R5 Class	76,446	779,753
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,290,379)		25,912,508
OTHER ASSETS AND LIABILITIES†		8
TOTAL NET ASSETS — 100.0%		$25,912,516

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$24,352,028
Gross tax appreciation of investments	$1,566,711
Gross tax depreciation of investments	(6,231)
Net tax appreciation (depreciation) of investments	$1,560,480

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Company Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$292,781	$891,254	$98,656	$2,223	$—	$1,163,942
NT Disciplined Growth Fund	228,006	673,466	72,180	1,008	1,753	908,824
NT Equity Growth Fund	700,098	2,151,023	238,161	3,896	19,140	2,784,966
NT Growth Fund	717,066	2,181,560	245,926	1,713	31,870	2,858,039
NT Heritage Fund	439,527	1,368,945	144,626	(320)	29,373	1,741,065
NT Large Company Value Fund	926,465	3,102,496	433,700	(5,159)	117,017	3,684,784
NT Mid Cap Value Fund	439,866	1,428,804	187,025	(1,498)	41,796	1,740,233
NT Small Company Fund	260,060	768,237	84,905	2,957	2,339	1,026,878
NT Emerging Markets Fund	420,984	1,294,488	187,660	(7,194)	6,696	1,692,108
NT Global Real Estate Fund	197,509	675,069	77,379	(6,494)	16,469	773,969
NT International Growth Fund	395,914	1,200,510	153,385	(5,202)	7,025	1,557,985
NT International Small-Mid Cap Fund	165,372	500,961	66,026	(3,364)	536	652,036
NT International Value Fund	363,894	1,090,427	128,238	2,621	22,065	1,428,152
High-Yield Fund	97,523	321,624	34,850	(138)	8,415	390,171
Inflation-Adjusted Bond Fund	195,533	658,944	75,355	(2,022)	5,370	780,313
NT Diversified Bond Fund	488,925	1,671,020	201,246	(8,106)	19,539	1,949,290
Global Bond Fund	195,231	657,402	73,601	(1,939)	6,298	779,753
	$6,524,754	$20,636,230	$2,502,919	$(27,018)	$335,701	$25,912,508

(1) Underlying fund investments represent Institutional Class for all funds, except R5 Class (formerly Institutional Class) for High-Yield Fund, Inflation Adjusted Bond Fund, and Global Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio R6
April 30, 2017

One Choice In Retirement Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 37.3%
NT Core Equity Plus Fund Institutional Class	357,058	5,441,561
NT Disciplined Growth Fund Institutional Class	241,014	2,740,331
NT Equity Growth Fund Institutional Class	1,394,276	18,027,992
NT Growth Fund R6 Class	499,699	8,190,064
NT Heritage Fund R6 Class	303,532	4,100,721
NT Large Company Value Fund R6 Class	1,439,937	17,063,257
NT Mid Cap Value Fund R6 Class	587,351	8,087,826
NT Small Company Fund Institutional Class	351,214	3,649,112
		67,300,864
Domestic Fixed Income Funds — 33.0%
High-Yield Fund R6 Class	1,192,765	6,870,326
Inflation-Adjusted Bond Fund R5 Class	229,052	2,693,646
NT Diversified Bond Fund R6 Class	3,634,010	38,992,932
Short Duration Inflation Protection Bond Fund R6 Class	1,056,299	10,974,944
		59,531,848
International Fixed Income Funds — 11.9%
Global Bond Fund R6 Class	1,236,676	12,614,099
International Bond Fund R6 Class(2)	717,204	8,993,736
		21,607,835
Money Market Funds — 10.0%
U.S. Government Money Market Fund Investor Class	18,024,631	18,024,631
International Equity Funds — 7.8%
NT Global Real Estate Fund R6 Class	192,791	1,769,821
NT International Growth Fund R6 Class	756,512	8,193,023
NT International Value Fund R6 Class	429,636	4,111,619
		14,074,463
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $172,674,396)		180,539,641
OTHER ASSETS AND LIABILITIES†		163
TOTAL NET ASSETS — 100.0%		$180,539,804

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$175,442,942
Gross tax appreciation of investments	$5,167,523
Gross tax depreciation of investments	(70,824)
Net tax appreciation (depreciation) of investments	$5,096,699

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$4,187,546	$1,636,471	$957,772	$(18,266)	$—	$5,441,561
NT Disciplined Growth Fund	2,105,503	734,038	423,473	12,334	10,256	2,740,331
NT Equity Growth Fund	13,998,393	6,315,659	4,008,891	(38,548)	194,890	18,027,992
NT Growth Fund	6,346,338	2,897,082	1,770,341	9,675	192,421	8,190,064
NT Heritage Fund	3,142,027	1,499,893	746,125	(24,619)	134,820	4,100,721
NT Large Company Value Fund	13,275,235	6,981,235	4,022,654	(141,760)	985,077	17,063,257
NT Mid Cap Value Fund	6,296,983	2,892,798	1,546,605	6,252	356,934	8,087,826
NT Small Company Fund	2,800,044	1,215,322	876,570	(38,942)	18,739	3,649,112
High-Yield Fund	5,298,288	2,322,743	980,737	(57,816)	250,073	6,870,326
Inflation-Adjusted Bond Fund	2,114,165	903,495	298,990	(5,146)	36,576	2,693,646
NT Diversified Bond Fund	30,299,863	15,678,678	6,147,093	(139,231)	662,274	38,992,932
Short Duration Inflation Protection Bond Fund	8,536,613	3,727,192	1,362,368	(699)	73,125	10,974,944
Global Bond Fund	9,795,176	4,545,819	1,564,130	(31,921)	208,947	12,614,099
International Bond Fund(3)	7,119,362	3,975,888	1,761,950	(84,977)	—	8,993,736
U.S. Government Money Market Fund	13,974,523	6,215,066	2,164,958	—	15,067	18,024,631
NT Global Real Estate Fund	1,419,859	805,136	300,229	(21,174)	78,653	1,769,821
NT International Growth Fund	6,383,208	3,145,725	2,139,153	(181,658)	84,936	8,193,023
NT International Value Fund	3,198,309	1,288,469	861,279	(81,744)	130,983	4,111,619
	$140,291,435	$66,780,709	$31,933,318	$(838,240)	$3,433,771	$180,539,641

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2020 Portfolio R6
April 30, 2017

One Choice 2020 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 38.6%
NT Core Equity Plus Fund Institutional Class	520,669	7,935,001
NT Disciplined Growth Fund Institutional Class	399,268	4,539,676
NT Equity Growth Fund Institutional Class	1,990,013	25,730,874
NT Growth Fund R6 Class	804,520	13,186,087
NT Heritage Fund R6 Class	533,223	7,203,842
NT Large Company Value Fund R6 Class	2,106,125	24,957,576
NT Mid Cap Value Fund R6 Class	937,339	12,907,153
NT Small Company Fund Institutional Class	475,194	4,937,262
		101,397,471
Domestic Fixed Income Funds — 32.2%
High-Yield Fund R6 Class	1,710,550	9,852,767
Inflation-Adjusted Bond Fund R5 Class	503,793	5,924,604
NT Diversified Bond Fund R6 Class	5,130,046	55,045,396
Short Duration Inflation Protection Bond Fund R6 Class	1,311,652	13,628,068
		84,450,835
International Fixed Income Funds — 11.3%
Global Bond Fund R6 Class	1,701,425	17,354,536
International Bond Fund R6 Class(2)	993,438	12,457,713
		29,812,249
International Equity Funds — 9.3%
NT Emerging Markets Fund R6 Class	156,630	1,843,530
NT Global Real Estate Fund R6 Class	319,459	2,932,637
NT International Growth Fund R6 Class	1,130,975	12,248,461
NT International Small-Mid Cap Fund R6 Class	43,329	488,753
NT International Value Fund R6 Class	729,870	6,984,855
		24,498,236
Money Market Funds — 8.6%
U.S. Government Money Market Fund Investor Class	22,470,971	22,470,971
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $251,806,132)		262,629,762
OTHER ASSETS AND LIABILITIES†		232
TOTAL NET ASSETS — 100.0%		$262,629,994

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$255,158,818
Gross tax appreciation of investments	$7,624,621
Gross tax depreciation of investments	(153,677)
Net tax appreciation (depreciation) of investments	$7,470,944

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,866,393	$2,086,700	$831,214	$(33,198)	$—	$7,935,001
NT Disciplined Growth Fund	3,473,632	1,111,858	567,585	18,853	16,006	4,539,676
NT Equity Growth Fund	19,109,429	7,884,886	3,640,246	(83,439)	269,192	25,730,874
NT Growth Fund	10,027,089	3,964,412	1,936,917	(2,670)	288,183	13,186,087
NT Heritage Fund	5,537,806	2,329,788	1,031,101	(61,853)	218,450	7,203,842
NT Large Company Value Fund	18,587,483	9,273,303	4,048,941	(152,413)	1,343,339	24,957,576
NT Mid Cap Value Fund	9,800,269	4,209,137	1,797,844	31,355	538,963	12,907,153
NT Small Company Fund	3,581,576	1,594,965	905,897	(52,117)	24,641	4,937,262
High-Yield Fund	7,278,312	3,138,219	874,487	(73,056)	344,695	9,852,767
Inflation-Adjusted Bond Fund	4,874,535	1,675,930	568,541	(9,420)	77,324	5,924,604
NT Diversified Bond Fund	40,959,087	20,151,555	4,885,926	(150,892)	896,955	55,045,396
Short Duration Inflation Protection Bond Fund	9,757,302	4,345,216	567,148	(2,912)	83,432	13,628,068
Global Bond Fund	12,863,610	5,739,322	1,029,527	(27,359)	267,097	17,354,536
International Bond Fund(3)	9,340,972	4,876,218	1,299,667	(92,299)	—	12,457,713
NT Emerging Markets Fund	1,731,496	446,464	568,111	4,968	16,875	1,843,530
NT Global Real Estate Fund	2,344,006	1,147,850	293,703	(18,268)	121,017	2,932,637
NT International Growth Fund	9,318,018	3,917,168	2,112,622	(232,764)	117,346	12,248,461
NT International Small-Mid Cap Fund	446,825	73,299	69,196	72	1,431	488,753
NT International Value Fund	5,365,408	1,764,525	902,698	(86,936)	205,499	6,984,855
U.S. Government Money Market Fund	16,140,296	7,538,474	1,207,799	—	18,047	22,470,971
	$196,403,544	$87,269,289	$29,139,170	$(1,024,348)	$4,848,492	$262,629,762

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2025 Portfolio R6
April 30, 2017

One Choice 2025 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 41.0%
NT Core Equity Plus Fund Institutional Class	649,703	9,901,475
NT Disciplined Growth Fund Institutional Class	606,000	6,890,215
NT Equity Growth Fund Institutional Class	2,424,219	31,345,147
NT Growth Fund R6 Class	1,133,442	18,577,108
NT Heritage Fund R6 Class	892,876	12,062,758
NT Large Company Value Fund R6 Class	2,697,764	31,968,509
NT Mid Cap Value Fund R6 Class	1,347,211	18,551,092
NT Small Company Fund Institutional Class	513,252	5,332,692
		134,628,996
Domestic Fixed Income Funds — 30.7%
High-Yield Fund R6 Class	2,026,285	11,671,400
Inflation-Adjusted Bond Fund R5 Class	980,301	11,528,335
NT Diversified Bond Fund R6 Class	6,148,244	65,970,655
Short Duration Inflation Protection Bond Fund R6 Class	1,132,831	11,770,117
		100,940,507
International Equity Funds — 12.0%
NT Emerging Markets Fund R6 Class	495,639	5,833,665
NT Global Real Estate Fund R6 Class	486,010	4,461,572
NT International Growth Fund R6 Class	1,540,279	16,681,227
NT International Small-Mid Cap Fund R6 Class	147,129	1,659,614
NT International Value Fund R6 Class	1,128,599	10,800,692
		39,436,770
International Fixed Income Funds — 10.2%
Global Bond Fund R6 Class	1,922,194	19,606,375
International Bond Fund R6 Class(2)	1,099,274	13,784,900
		33,391,275
Money Market Funds — 6.1%
U.S. Government Money Market Fund Investor Class	19,916,566	19,916,566
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $313,763,173)		328,314,114
OTHER ASSETS AND LIABILITIES†		277
TOTAL NET ASSETS — 100.0%		$328,314,391

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$316,776,871
Gross tax appreciation of investments	$11,896,185
Gross tax depreciation of investments	(358,942)
Net tax appreciation (depreciation) of investments	$11,537,243

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$6,874,527	$2,792,377	$759,804	$(31,550)	$—	$9,901,475
NT Disciplined Growth Fund	4,942,830	1,762,945	621,072	12,713	24,205	6,890,215
NT Equity Growth Fund	21,581,149	9,895,692	2,993,089	(88,505)	317,103	31,345,147
NT Growth Fund	13,418,917	5,771,834	2,238,348	(21,183)	402,372	18,577,108
NT Heritage Fund	8,770,998	4,373,643	1,687,414	(76,498)	364,238	12,062,758
NT Large Company Value Fund	22,168,043	12,354,338	3,978,735	(171,939)	1,672,664	31,968,509
NT Mid Cap Value Fund	13,100,235	6,704,673	2,261,364	11,829	751,849	18,551,092
NT Small Company Fund	3,902,974	1,727,317	1,012,731	(59,797)	25,584	5,332,692
High-Yield Fund	7,971,677	4,112,169	744,436	(60,425)	399,620	11,671,400
Inflation-Adjusted Bond Fund	8,419,119	4,090,991	887,496	(16,038)	146,891	11,528,335
NT Diversified Bond Fund	45,654,909	27,900,986	6,289,761	(187,908)	1,056,207	65,970,655
Short Duration Inflation Protection Bond Fund	7,657,770	4,657,793	627,554	(2,865)	71,460	11,770,117
NT Emerging Markets Fund	4,333,565	1,798,818	1,020,524	(4,046)	49,088	5,833,665
NT Global Real Estate Fund	3,347,708	1,900,031	402,452	(25,060)	184,881	4,461,572
NT International Growth Fund	11,494,235	6,066,705	2,348,171	(216,101)	157,823	16,681,227
NT International Small-Mid Cap Fund	1,264,856	432,151	174,074	(2,089)	4,695	1,659,614
NT International Value Fund	7,741,604	3,339,240	1,452,760	(144,169)	316,347	10,800,692
Global Bond Fund	13,505,058	7,544,866	1,218,753	(33,681)	300,175	19,606,375
International Bond Fund(3)	9,594,570	6,026,926	1,389,068	(105,615)	—	13,784,900
U.S. Government Money Market Fund	13,047,118	7,992,653	1,123,205	—	15,929	19,916,566
	$228,791,862	$121,246,148	$33,230,811	$(1,222,927)	$6,261,131	$328,314,114

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2030 Portfolio R6
April 30, 2017

One Choice 2030 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.1%
NT Core Equity Plus Fund Institutional Class	642,844	9,796,946
NT Disciplined Growth Fund Institutional Class	709,745	8,069,796
NT Equity Growth Fund Institutional Class	2,354,869	30,448,455
NT Growth Fund R6 Class	1,346,774	22,073,627
NT Heritage Fund R6 Class	1,046,629	14,139,958
NT Large Company Value Fund R6 Class	2,750,635	32,595,028
NT Mid Cap Value Fund R6 Class	1,405,399	19,352,346
NT Small Company Fund Institutional Class	679,005	7,054,862
		143,531,018
Domestic Fixed Income Funds — 28.3%
High-Yield Fund R6 Class	1,877,627	10,815,134
Inflation-Adjusted Bond Fund R5 Class	1,250,706	14,708,298
NT Diversified Bond Fund R6 Class	5,579,047	59,863,177
Short Duration Inflation Protection Bond Fund R6 Class	642,042	6,670,814
		92,057,423
International Equity Funds — 14.5%
NT Emerging Markets Fund R6 Class	712,843	8,390,161
NT Global Real Estate Fund R6 Class	566,429	5,199,822
NT International Growth Fund R6 Class	1,670,226	18,088,551
NT International Small-Mid Cap Fund R6 Class	238,414	2,689,308
NT International Value Fund R6 Class	1,336,451	12,789,834
		47,157,676
International Fixed Income Funds — 8.2%
Global Bond Fund R6 Class	1,708,398	17,425,659
International Bond Fund R6 Class(2)	746,685	9,363,428
		26,789,087
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	16,089,148	16,089,148
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $310,339,641)		325,624,352
OTHER ASSETS AND LIABILITIES†		251
TOTAL NET ASSETS — 100.0%		$325,624,603

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$313,349,681
Gross tax appreciation of investments	$12,518,061
Gross tax depreciation of investments	(243,390)
Net tax appreciation (depreciation) of investments	$12,274,671

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$6,817,586	$2,588,032	$540,625	$(17,620)	$—	$9,796,946
NT Disciplined Growth Fund	5,733,469	1,939,545	506,569	17,956	26,847	8,069,796
NT Equity Growth Fund	21,162,574	9,556,929	2,926,776	(75,198)	304,992	30,448,455
NT Growth Fund	15,906,584	6,511,390	2,181,253	(7,137)	455,226	22,073,627
NT Heritage Fund	9,872,294	4,636,648	1,064,631	(92,208)	409,572	14,139,958
NT Large Company Value Fund	23,080,688	12,552,215	4,468,560	(239,901)	1,669,181	32,595,028
NT Mid Cap Value Fund	13,660,335	6,531,113	1,821,279	(3,589)	755,789	19,352,346
NT Small Company Fund	5,108,572	2,233,422	1,181,920	(50,015)	34,113	7,054,862
High-Yield Fund	7,435,676	3,806,144	737,417	(59,069)	358,356	10,815,134
Inflation-Adjusted Bond Fund	10,656,418	5,380,768	1,220,454	(28,689)	177,183	14,708,298
NT Diversified Bond Fund	41,149,501	25,854,726	6,030,705	(187,262)	922,048	59,863,177
Short Duration Inflation Protection Bond Fund	4,276,109	2,612,194	261,209	(986)	37,908	6,670,814
NT Emerging Markets Fund	5,909,158	2,619,974	1,152,389	(7,558)	67,233	8,390,161
NT Global Real Estate Fund	3,861,653	2,175,979	404,716	(34,995)	204,356	5,199,822
NT International Growth Fund	12,785,586	5,858,234	2,065,519	(205,718)	162,737	18,088,551
NT International Small-Mid Cap Fund	1,983,570	675,944	184,323	(2,588)	7,144	2,689,308
NT International Value Fund	9,117,815	3,769,993	1,412,567	(134,174)	355,571	12,789,834
Global Bond Fund	12,095,400	6,721,207	1,211,830	(40,427)	253,663	17,425,659
International Bond Fund(3)	6,007,485	4,299,335	670,161	(60,257)	—	9,363,428
U.S. Government Money Market Fund	11,356,780	5,569,484	837,116	—	12,630	16,089,148
	$227,977,253	$115,893,276	$30,880,019	$(1,229,435)	$6,214,549	$325,624,352

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2035 Portfolio R6
April 30, 2017

One Choice 2035 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 47.6%
NT Core Equity Plus Fund Institutional Class	551,222	8,400,624
NT Disciplined Growth Fund Institutional Class	645,720	7,341,841
NT Equity Growth Fund Institutional Class	1,848,585	23,902,200
NT Growth Fund R6 Class	1,312,476	21,511,483
NT Heritage Fund R6 Class	867,829	11,724,369
NT Large Company Value Fund R6 Class	2,275,298	26,962,280
NT Mid Cap Value Fund R6 Class	1,112,561	15,319,964
NT Small Company Fund Institutional Class	719,076	7,471,198
		122,633,959
Domestic Fixed Income Funds — 24.9%
High-Yield Fund R6 Class	1,341,703	7,728,212
Inflation-Adjusted Bond Fund R5 Class	1,134,238	13,338,635
NT Diversified Bond Fund R6 Class	3,853,493	41,347,975
Short Duration Inflation Protection Bond Fund R6 Class	178,906	1,858,838
		64,273,660
International Equity Funds — 17.0%
NT Emerging Markets Fund R6 Class	665,421	7,832,003
NT Global Real Estate Fund R6 Class	517,516	4,750,801
NT International Growth Fund R6 Class	1,515,298	16,410,675
NT International Small-Mid Cap Fund R6 Class	261,022	2,944,328
NT International Value Fund R6 Class	1,227,002	11,742,405
		43,680,212
International Fixed Income Funds — 5.6%
Global Bond Fund R6 Class	1,193,312	12,171,785
International Bond Fund R6 Class(2)	183,170	2,296,948
		14,468,733
Money Market Funds — 4.9%
U.S. Government Money Market Fund Investor Class	12,722,427	12,722,427
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $244,028,983)		257,778,991
OTHER ASSETS AND LIABILITIES†		173
TOTAL NET ASSETS — 100.0%		$257,779,164

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$246,306,315
Gross tax appreciation of investments	$11,713,282
Gross tax depreciation of investments	(240,606)
Net tax appreciation (depreciation) of investments	$11,472,676

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,854,496	$2,339,419	$616,607	$(22,845)	$—	$8,400,624
NT Disciplined Growth Fund	5,217,418	1,879,345	592,680	15,330	24,957	7,341,841
NT Equity Growth Fund	16,667,518	7,343,263	2,227,251	(53,819)	241,004	23,902,200
NT Growth Fund	15,519,844	6,450,151	2,288,628	(15,029)	459,677	21,511,483
NT Heritage Fund	8,352,195	4,043,700	1,245,043	(71,793)	347,858	11,724,369
NT Large Company Value Fund	18,854,123	10,438,007	3,510,430	(163,483)	1,391,893	26,962,280
NT Mid Cap Value Fund	10,790,008	5,397,123	1,685,065	(4,880)	606,426	15,319,964
NT Small Company Fund	5,403,817	2,580,549	1,497,471	(53,158)	36,762	7,471,198
High-Yield Fund	5,290,959	2,892,365	691,465	(56,854)	260,576	7,728,212
Inflation-Adjusted Bond Fund	9,530,151	5,093,357	1,187,490	(27,649)	163,770	13,338,635
NT Diversified Bond Fund	28,355,149	18,260,306	4,492,970	(146,055)	648,858	41,347,975
Short Duration Inflation Protection Bond Fund	985,811	960,058	99,112	(433)	9,975	1,858,838
NT Emerging Markets Fund	5,521,861	2,522,005	1,164,176	(4,364)	64,710	7,832,003
NT Global Real Estate Fund	3,524,311	2,088,583	466,520	(38,424)	192,461	4,750,801
NT International Growth Fund	11,560,089	5,396,243	1,936,372	(196,436)	151,396	16,410,675
NT International Small-Mid Cap Fund	2,134,088	829,527	260,396	(5,195)	8,135	2,944,328
NT International Value Fund	8,385,515	3,430,790	1,294,310	(116,638)	336,114	11,742,405
Global Bond Fund	8,452,956	4,759,824	912,915	(32,603)	181,547	12,171,785
International Bond Fund(3)	1,100,558	1,410,912	173,327	(17,035)	—	2,296,948
U.S. Government Money Market Fund	8,993,692	4,561,275	832,540	—	10,129	12,722,427
	$180,494,559	$92,676,802	$27,174,768	$(1,011,363)	$5,136,248	$257,778,991

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2040 Portfolio R6
April 30, 2017

One Choice 2040 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 51.8%
NT Core Equity Plus Fund Institutional Class	479,462	7,307,005
NT Disciplined Growth Fund Institutional Class	609,298	6,927,718
NT Equity Growth Fund Institutional Class	1,695,094	21,917,572
NT Growth Fund R6 Class	1,294,825	21,222,183
NT Heritage Fund R6 Class	906,587	12,247,987
NT Large Company Value Fund R6 Class	2,176,324	25,789,444
NT Mid Cap Value Fund R6 Class	1,017,841	14,015,669
NT Small Company Fund Institutional Class	684,075	7,107,537
		116,535,115
Domestic Fixed Income Funds — 21.3%
High-Yield Fund R6 Class	989,107	5,697,254
Inflation-Adjusted Bond Fund R5 Class	980,591	11,531,751
NT Diversified Bond Fund R6 Class	2,865,038	30,741,858
		47,970,863
International Equity Funds — 19.0%
NT Emerging Markets Fund R6 Class	713,997	8,403,745
NT Global Real Estate Fund R6 Class	512,573	4,705,419
NT International Growth Fund R6 Class	1,405,832	15,225,163
NT International Small-Mid Cap Fund R6 Class	292,409	3,298,370
NT International Value Fund R6 Class	1,157,897	11,081,070
		42,713,767
International Fixed Income Funds — 4.3%
Global Bond Fund R6 Class	939,706	9,584,999
Money Market Funds — 3.6%
U.S. Government Money Market Fund Investor Class	8,076,285	8,076,285
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $212,499,961)		224,881,029
OTHER ASSETS AND LIABILITIES†		129
TOTAL NET ASSETS — 100.0%		$224,881,158

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$214,574,356
Gross tax appreciation of investments	$10,481,290
Gross tax depreciation of investments	(174,617)
Net tax appreciation (depreciation) of investments	$10,306,673

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$5,019,142	$2,023,734	$423,649	$(23,157)	$—	$7,307,005
NT Disciplined Growth Fund	4,594,319	1,837,141	270,026	1,787	21,935	6,927,718
NT Equity Growth Fund	14,492,307	6,736,819	1,145,949	(42,122)	215,596	21,917,572
NT Growth Fund	14,119,454	6,380,237	1,019,535	(26,518)	416,383	21,222,183
NT Heritage Fund	8,114,345	4,144,343	579,429	(53,135)	339,942	12,247,987
NT Large Company Value Fund	17,242,632	9,866,737	2,349,058	(118,817)	1,252,558	25,789,444
NT Mid Cap Value Fund	9,414,597	5,016,328	1,102,726	9,627	521,518	14,015,669
NT Small Company Fund	4,674,208	2,507,985	938,129	(48,858)	32,069	7,107,537
High-Yield Fund	3,703,161	2,056,251	204,759	(16,703)	184,104	5,697,254
Inflation-Adjusted Bond Fund	7,556,968	4,616,045	566,999	(13,266)	130,045	11,531,751
NT Diversified Bond Fund	20,008,849	13,198,846	1,898,815	(60,407)	460,474	30,741,858
NT Emerging Markets Fund	5,907,084	2,410,415	909,556	(7,207)	65,481	8,403,745
NT Global Real Estate Fund	3,275,514	2,172,605	374,133	(31,988)	174,615	4,705,419
NT International Growth Fund	10,055,497	5,123,549	1,189,488	(142,409)	130,509	15,225,163
NT International Small-Mid Cap Fund	2,221,543	953,425	138,324	(3,678)	8,356	3,298,370
NT International Value Fund	7,377,873	3,355,359	723,830	(72,034)	293,054	11,081,070
Global Bond Fund	6,297,633	3,761,857	379,766	(13,132)	132,392	9,584,999
U.S. Government Money Market Fund	4,822,595	3,482,240	228,550	—	6,082	8,076,285
	$148,897,721	$79,643,916	$14,442,721	$(662,017)	$4,385,113	$224,881,029

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2045 Portfolio R6
April 30, 2017

One Choice 2045 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 56.1%
NT Core Equity Plus Fund Institutional Class	416,776	6,351,673
NT Disciplined Growth Fund Institutional Class	476,954	5,422,962
NT Equity Growth Fund Institutional Class	1,346,693	17,412,738
NT Growth Fund R6 Class	1,060,695	17,384,784
NT Heritage Fund R6 Class	795,887	10,752,437
NT Large Company Value Fund R6 Class	1,805,021	21,389,502
NT Mid Cap Value Fund R6 Class	852,594	11,740,220
NT Small Company Fund Institutional Class	490,803	5,099,440
		95,553,756
International Equity Funds — 20.9%
NT Emerging Markets Fund R6 Class	681,666	8,023,212
NT Global Real Estate Fund R6 Class	438,082	4,021,593
NT International Growth Fund R6 Class	1,087,652	11,779,266
NT International Small-Mid Cap Fund R6 Class	268,129	3,024,496
NT International Value Fund R6 Class	906,579	8,675,964
		35,524,531
Domestic Fixed Income Funds — 18.0%
High-Yield Fund R6 Class	635,652	3,661,354
Inflation-Adjusted Bond Fund R5 Class	625,113	7,351,328
NT Diversified Bond Fund R6 Class	1,826,842	19,602,010
		30,614,692
International Fixed Income Funds — 3.9%
Global Bond Fund R6 Class	653,259	6,663,239
Money Market Funds — 1.1%
U.S. Government Money Market Fund Investor Class	1,898,321	1,898,321
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $159,650,841)		170,254,539
OTHER ASSETS AND LIABILITIES†		80
TOTAL NET ASSETS — 100.0%		$170,254,619

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$161,189,241
Gross tax appreciation of investments	$9,215,176
Gross tax depreciation of investments	(149,878)
Net tax appreciation (depreciation) of investments	$9,065,298

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$4,407,999	$1,663,060	$338,089	$(11,982)	$—	$6,351,673
NT Disciplined Growth Fund	3,668,618	1,348,670	219,327	1,182	17,748	5,422,962
NT Equity Growth Fund	11,650,918	5,155,488	914,273	(26,058)	172,552	17,412,738
NT Growth Fund	11,753,552	4,988,212	830,412	(12,614)	355,378	17,384,784
NT Heritage Fund	7,271,415	3,605,053	648,222	(48,044)	312,532	10,752,437
NT Large Company Value Fund	14,534,420	7,911,320	1,987,072	(103,896)	1,063,675	21,389,502
NT Mid Cap Value Fund	7,913,457	4,015,192	813,797	(833)	449,726	11,740,220
NT Small Company Fund	3,421,577	1,651,559	616,249	(24,626)	23,391	5,099,440
NT Emerging Markets Fund	5,537,874	2,709,763	1,207,373	(17,598)	65,165	8,023,212
NT Global Real Estate Fund	2,806,135	1,891,108	359,733	(27,135)	154,816	4,021,593
NT International Growth Fund	7,834,112	4,104,034	1,140,199	(123,956)	104,846	11,779,266
NT International Small-Mid Cap Fund	2,080,796	928,826	230,451	(4,698)	8,027	3,024,496
NT International Value Fund	5,862,892	2,775,975	850,961	(73,261)	240,114	8,675,964
High-Yield Fund	2,371,164	1,374,875	181,001	(14,992)	120,284	3,661,354
Inflation-Adjusted Bond Fund	4,838,139	3,021,714	458,445	(10,517)	84,748	7,351,328
NT Diversified Bond Fund	12,813,095	8,833,809	1,676,500	(48,459)	299,369	19,602,010
Global Bond Fund	4,401,215	2,675,158	343,522	(9,834)	94,260	6,663,239
U.S. Government Money Market Fund	843,209	1,108,874	53,762	—	1,387	1,898,321
	$114,010,587	$59,762,690	$12,869,388	$(557,321)	$3,568,018	$170,254,539

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund, R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund and Investor Class for U.S. Government Money Market Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2050 Portfolio R6
April 30, 2017

One Choice 2050 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.8%
NT Core Equity Plus Fund Institutional Class	352,893	5,378,083
NT Disciplined Growth Fund Institutional Class	350,560	3,985,865
NT Equity Growth Fund Institutional Class	949,329	12,274,823
NT Growth Fund R6 Class	787,026	12,899,363
NT Heritage Fund R6 Class	584,393	7,895,156
NT Large Company Value Fund R6 Class	1,354,750	16,053,786
NT Mid Cap Value Fund R6 Class	601,492	8,282,543
NT Small Company Fund Institutional Class	374,695	3,893,085
		70,662,704
International Equity Funds — 22.5%
NT Emerging Markets Fund R6 Class	580,380	6,831,073
NT Global Real Estate Fund R6 Class	339,977	3,120,987
NT International Growth Fund R6 Class	758,755	8,217,319
NT International Small-Mid Cap Fund R6 Class	223,662	2,522,902
NT International Value Fund R6 Class	666,123	6,374,793
		27,067,074
Domestic Fixed Income Funds — 15.2%
High-Yield Fund R6 Class	384,370	2,213,973
Inflation-Adjusted Bond Fund R5 Class	379,343	4,461,069
NT Diversified Bond Fund R6 Class	1,074,163	11,525,771
		18,200,813
International Fixed Income Funds — 3.5%
Global Bond Fund R6 Class	415,778	4,240,938
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $113,129,460)		120,171,529
OTHER ASSETS AND LIABILITIES†		48
TOTAL NET ASSETS — 100.0%		$120,171,577

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$113,891,504
Gross tax appreciation of investments	$6,405,342
Gross tax depreciation of investments	(125,317)
Net tax appreciation (depreciation) of investments	$6,280,025

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$3,411,064	$1,648,255	$170,612	$(9,901)	$—	$5,378,083
NT Disciplined Growth Fund	2,543,229	1,115,227	107,888	(652)	11,712	3,985,865
NT Equity Growth Fund	7,790,178	3,887,294	410,839	(23,450)	117,416	12,274,823
NT Growth Fund	8,199,883	4,075,407	432,405	(12,566)	236,433	12,899,363
NT Heritage Fund	5,004,059	2,770,555	241,870	(19,815)	203,122	7,895,156
NT Large Company Value Fund	10,268,769	6,139,029	995,776	(64,144)	726,630	16,053,786
NT Mid Cap Value Fund	5,251,647	3,083,669	448,135	10,386	286,194	8,282,543
NT Small Company Fund	2,468,165	1,361,342	408,073	(35,129)	16,743	3,893,085
NT Emerging Markets Fund	4,379,997	2,141,646	485,219	(6,258)	49,776	6,831,073
NT Global Real Estate Fund	2,064,948	1,413,085	113,151	(7,614)	107,809	3,120,987
NT International Growth Fund	5,151,405	2,719,112	263,380	(30,263)	65,026	8,217,319
NT International Small-Mid Cap Fund	1,641,833	731,422	44,152	(331)	5,959	2,522,902
NT International Value Fund	4,075,100	1,903,253	193,192	(21,294)	157,403	6,374,793
High-Yield Fund	1,377,691	829,512	43,402	(3,540)	69,236	2,213,973
Inflation-Adjusted Bond Fund	2,774,323	1,798,438	83,027	(1,334)	46,165	4,461,069
NT Diversified Bond Fund	7,199,570	5,029,822	493,087	(12,893)	165,931	11,525,771
Global Bond Fund	2,643,795	1,695,701	58,687	(1,480)	53,968	4,240,938
	$76,245,656	$42,342,769	$4,992,895	$(240,278)	$2,319,523	$120,171,529

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio R6
April 30, 2017

One Choice 2055 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
NT Core Equity Plus Fund Institutional Class	196,230	2,990,542
NT Disciplined Growth Fund Institutional Class	202,423	2,301,546
NT Equity Growth Fund Institutional Class	539,901	6,980,917
NT Growth Fund R6 Class	440,423	7,218,540
NT Heritage Fund R6 Class	330,939	4,470,985
NT Large Company Value Fund R6 Class	784,107	9,291,667
NT Mid Cap Value Fund R6 Class	327,649	4,511,726
NT Small Company Fund Institutional Class	240,412	2,497,876
		40,263,799
International Equity Funds — 23.5%
NT Emerging Markets Fund R6 Class	356,759	4,199,058
NT Global Real Estate Fund R6 Class	206,837	1,898,760
NT International Growth Fund R6 Class	395,322	4,281,341
NT International Small-Mid Cap Fund R6 Class	142,744	1,610,157
NT International Value Fund R6 Class	382,448	3,660,028
		15,649,344
Domestic Fixed Income Funds — 13.0%
High-Yield Fund R6 Class	184,687	1,063,798
Inflation-Adjusted Bond Fund R5 Class	181,570	2,135,262
NT Diversified Bond Fund R6 Class	511,813	5,491,748
		8,690,808
International Fixed Income Funds — 3.1%
Global Bond Fund R6 Class	205,909	2,100,275
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $62,263,490)		66,704,226
OTHER ASSETS AND LIABILITIES†		26
TOTAL NET ASSETS — 100.0%		$66,704,252

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$62,853,650
Gross tax appreciation of investments	$3,898,183
Gross tax depreciation of investments	(47,607)
Net tax appreciation (depreciation) of investments	$3,850,576

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$1,708,359	$1,101,127	$84,865	$(4,662)	$—	$2,990,542
NT Disciplined Growth Fund	1,321,338	799,073	66,930	(284)	6,643	2,301,546
NT Equity Growth Fund	4,043,031	2,619,062	247,580	(13,922)	64,644	6,980,917
NT Growth Fund	4,170,929	2,708,393	250,779	(8,338)	131,143	7,218,540
NT Heritage Fund	2,573,533	1,859,355	174,096	(14,892)	115,435	4,470,985
NT Large Company Value Fund	5,346,943	4,012,239	409,726	(27,787)	414,473	9,291,667
NT Mid Cap Value Fund	2,606,010	1,838,513	146,920	(2,189)	154,932	4,511,726
NT Small Company Fund	1,422,157	1,015,860	228,181	(13,711)	9,975	2,497,876
NT Emerging Markets Fund	2,418,940	1,559,506	263,850	(4,017)	29,912	4,199,058
NT Global Real Estate Fund	1,129,040	1,002,864	105,571	(10,492)	65,025	1,898,760
NT International Growth Fund	2,382,397	1,725,886	154,767	(15,803)	33,767	4,281,341
NT International Small-Mid Cap Fund	940,494	596,279	54,539	(800)	3,795	1,610,157
NT International Value Fund	2,108,451	1,380,760	167,754	(14,813)	89,749	3,660,028
High-Yield Fund	585,252	492,118	38,526	(3,183)	31,968	1,063,798
Inflation-Adjusted Bond Fund	1,178,147	1,076,262	108,836	(1,898)	21,847	2,135,262
NT Diversified Bond Fund	3,011,930	2,887,992	321,370	(8,384)	76,014	5,491,748
Global Bond Fund	1,183,927	1,032,192	99,841	(2,330)	26,363	2,100,275
	$38,130,878	$27,707,481	$2,924,131	$(147,505)	$1,275,685	$66,704,226

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2060 Portfolio R6
April 30, 2017

One Choice 2060 Portfolio R6 - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 61.3%
NT Core Equity Plus Fund Institutional Class	15,978	243,498
NT Disciplined Growth Fund Institutional Class	16,716	190,064
NT Equity Growth Fund Institutional Class	44,985	581,660
NT Growth Fund R6 Class	36,510	598,403
NT Heritage Fund R6 Class	27,075	365,777
NT Large Company Value Fund R6 Class	65,051	770,851
NT Mid Cap Value Fund R6 Class	26,343	362,747
NT Small Company Fund Institutional Class	20,905	217,203
		3,330,203
International Equity Funds — 23.8%
NT Emerging Markets Fund R6 Class	30,299	356,613
NT Global Real Estate Fund R6 Class	17,461	160,289
NT International Growth Fund R6 Class	30,623	331,648
NT International Small-Mid Cap Fund R6 Class	12,310	138,859
NT International Value Fund R6 Class	31,618	302,582
		1,289,991
Domestic Fixed Income Funds — 11.9%
High-Yield Fund R6 Class	13,988	80,569
Inflation-Adjusted Bond Fund R5 Class	13,742	161,604
NT Diversified Bond Fund R6 Class	37,877	406,425
		648,598
International Fixed Income Funds — 3.0%
Global Bond Fund R6 Class	15,832	161,488
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,145,673)		5,430,280
OTHER ASSETS AND LIABILITIES†		1
TOTAL NET ASSETS — 100.0%		$5,430,281

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at ipro.americancentury.com or upon request at 1-800-378-9878.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,152,086
Gross tax appreciation of investments	$278,194
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$278,194

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
NT Core Equity Plus Fund	$15,721	$228,574	$16,026	$(34)	$—	$243,498
NT Disciplined Growth Fund	12,240	173,536	12,214	(20)	297	190,064
NT Equity Growth Fund	37,586	549,358	39,391	(224)	3,499	581,660
NT Growth Fund	38,491	550,216	36,679	(279)	5,623	598,403
NT Heritage Fund	23,597	344,451	22,875	(446)	4,838	365,777
NT Large Company Value Fund	49,752	759,810	52,895	(710)	17,679	770,851
NT Mid Cap Value Fund	23,613	356,028	26,395	(216)	6,314	362,747
NT Small Company Fund	13,966	208,846	20,533	(62)	260	217,203
NT Emerging Markets Fund	22,603	315,513	16,665	(339)	1,310	356,613
NT Global Real Estate Fund	10,585	159,313	10,391	(1,085)	2,832	160,289
NT International Growth Fund	21,229	302,314	18,216	(300)	1,354	331,648
NT International Small-Mid Cap Fund	8,864	124,975	7,210	(144)	168	138,859
NT International Value Fund	19,507	278,935	15,766	(71)	3,827	302,582
High-Yield Fund	5,230	78,819	4,655	(50)	1,430	80,569
Inflation-Adjusted Bond Fund	10,496	158,678	8,605	(178)	890	161,604
NT Diversified Bond Fund	26,225	403,267	24,086	(778)	3,365	406,425
Global Bond Fund	10,483	158,656	8,809	(237)	1,094	161,488
	$350,188	$5,151,289	$341,411	$(5,173)	$54,780	$5,430,280

(1) Underlying fund investments represent R6 Class for all funds, except Institutional Class for NT Core Equity Plus Fund, NT Disciplined Growth Fund, NT Equity Growth Fund, NT Small Company Fund and R5 Class (formerly Institutional Class) for Inflation-Adjusted Bond Fund.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2017

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 52.9%
Diversified Bond Fund Investor Class	8,491,421	91,282,779
High-Yield Fund Investor Class	1,517,060	8,738,266
Inflation-Adjusted Bond Fund Investor Class	3,679,658	43,272,772
Short Duration Fund Investor Class	2,958,585	30,384,664
Short Duration Inflation Protection Bond Fund Investor Class	5,463,717	56,330,923
		230,009,404
Domestic Equity Funds — 25.1%
Core Equity Plus Fund Investor Class	307,696	4,406,202
Equity Growth Fund Investor Class	625,748	19,729,847
Growth Fund Investor Class	388,883	12,172,023
Heritage Fund Investor Class	251,144	5,552,803
Large Company Value Fund Investor Class	3,146,388	31,558,271
Mid Cap Value Fund Investor Class	1,161,968	20,624,937
NT Disciplined Growth Fund Investor Class	388,950	4,418,468
Real Estate Fund Investor Class	299,919	8,439,718
Small Company Fund Investor Class	145,385	2,214,206
		109,116,475
International Fixed Income Funds — 16.0%
Global Bond Fund Investor Class	3,407,026	34,683,530
International Bond Fund Investor Class(2)	2,768,185	34,629,998
		69,313,528
Money Market Funds — 6.0%
U.S. Government Money Market Fund Investor Class	26,009,416	26,009,416
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $392,819,812)		434,448,823
OTHER ASSETS AND LIABILITIES†		(10,236)
TOTAL NET ASSETS — 100.0%		$434,438,587

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$401,882,343
Gross tax appreciation of investments	$35,540,871
Gross tax depreciation of investments	(2,974,391)
Net tax appreciation (depreciation) of investments	$32,566,480

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$77,600,055	$17,776,039	$1,436,271	$(50,873)	$1,550,917	$91,282,779
High-Yield Fund	9,425,561	480,969	1,362,395	39,718	349,289	8,738,266
Inflation-Adjusted Bond Fund	40,693,182	3,575,045	364,366	(33,901)	511,696	43,272,772
Short Duration Fund	28,300,263	2,436,305	249,965	(7,176)	367,615	30,384,664
Short Duration Inflation Protection Bond Fund	52,918,301	3,396,107	423,403	(11,813)	228,488	56,330,923
Core Equity Plus Fund	3,946,186	85,806	82,695	2,270	—	4,406,202
Equity Growth Fund	16,181,770	5,202,084	2,988,299	159,862	243,224	19,729,847
Growth Fund	16,277,691	4,124,988	8,625,446	467,058	897,288	12,172,023
Heritage Fund	6,649,207	1,588,521	2,671,639	(50,880)	596,517	5,552,803
Large Company Value Fund	32,708,184	5,600,571	8,579,287	553,520	420,020	31,558,271
Mid Cap Value Fund	20,847,762	1,714,583	3,175,435	321,748	738,686	20,624,937
NT Disciplined Growth Fund	3,978,433	39,159	128,920	13,203	11,350	4,418,468
Real Estate Fund	10,292,427	2,868,375	2,932,379	(122,797)	1,071,671	8,439,718
Small Company Fund	3,767,222	1,172,417	2,522,844	894,272	16,031	2,214,206
Global Bond Fund	32,371,806	3,202,105	289,263	(8,079)	468,385	34,683,530
International Bond Fund(3)	32,912,117	5,158,163	1,450,989	(182,209)	—	34,629,998
U.S. Government Money Market Fund	22,124,371	4,611,549	726,504	—	21,759	26,009,416
	$410,994,538	$63,032,786	$38,010,100	$1,983,923	$7,492,936	$434,448,823

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Conservative
April 30, 2017

One Choice Portfolio: Conservative - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.3%
Diversified Bond Fund Investor Class	23,751,738	255,331,178
High-Yield Fund Investor Class	4,075,349	23,474,011
Inflation-Adjusted Bond Fund Investor Class	7,004,813	82,376,605
Short Duration Inflation Protection Bond Fund Investor Class	5,669,245	58,449,917
		419,631,711
Domestic Equity Funds — 33.1%
Core Equity Plus Fund Investor Class	1,659,903	23,769,807
Equity Growth Fund Investor Class	2,836,400	89,431,706
Growth Fund Investor Class	1,922,619	60,177,973
Heritage Fund Investor Class	1,631,266	36,067,284
Large Company Value Fund Investor Class	8,533,748	85,593,496
Mid Cap Value Fund Investor Class	3,815,342	67,722,328
NT Disciplined Growth Fund Investor Class	1,588,724	18,047,904
Small Company Fund Investor Class	778,958	11,863,528
		392,674,026
International Fixed Income Funds — 13.5%
Global Bond Fund Investor Class	8,104,284	82,501,615
International Bond Fund Investor Class(2)	6,174,977	77,248,963
		159,750,578
International Equity Funds — 12.2%
International Growth Fund Investor Class	5,565,034	66,724,764
NT Global Real Estate Fund Investor Class	2,552,255	23,404,174
NT International Small-Mid Cap Fund Investor Class(2)	1,087,860	12,249,299
NT International Value Fund Investor Class	4,425,291	42,305,782
		144,684,019
Money Market Funds — 5.9%
U.S. Government Money Market Fund Investor Class	70,303,996	70,303,996
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,049,635,824)		1,187,044,330
OTHER ASSETS AND LIABILITIES†		(206,146)
TOTAL NET ASSETS — 100.0%		$1,186,838,184

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,069,127,471
Gross tax appreciation of investments	$125,038,189
Gross tax depreciation of investments	(7,121,330)
Net tax appreciation (depreciation) of investments	$117,916,859

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Diversified Bond Fund	$212,434,148	$52,329,182	$2,219,456	$(91,927)	$4,250,910	$255,331,178
High-Yield Fund	27,411,263	1,064,917	5,472,695	157,409	967,675	23,474,011
Inflation-Adjusted Bond Fund	75,134,364	8,618,561	194,957	(16,358)	945,365	82,376,605
Short Duration Inflation Protection Bond Fund	53,060,683	5,189,509	236,033	(348)	226,705	58,449,917
Core Equity Plus Fund	20,974,760	352,816	—	—	—	23,769,807
Equity Growth Fund	80,570,420	10,864,716	9,635,638	(390,886)	1,204,594	89,431,706
Growth Fund	67,306,488	13,934,092	23,830,096	1,553,077	3,762,460	60,177,973
Heritage Fund	41,081,083	3,590,912	8,489,291	(199,992)	3,226,339	36,067,284
Large Company Value Fund	86,805,342	12,191,708	19,151,704	835,299	1,156,770	85,593,496
Mid Cap Value Fund	71,170,205	4,041,207	11,466,324	1,123,377	2,513,775	67,722,328
NT Disciplined Growth Fund	15,732,485	154,004	3,824	35	44,882	18,047,904
Small Company Fund	15,863,959	730,811	4,739,839	2,416,635	65,483	11,863,528
Global Bond Fund	74,946,099	9,177,298	255,858	(8,783)	1,082,414	82,501,615
International Bond Fund(3)	70,599,515	12,417,352	1,468,911	(215,556)	—	77,248,963
International Growth Fund	56,906,703	6,705,806	1,917,816	(93,330)	287,236	66,724,764
NT Global Real Estate Fund	28,012,258	4,116,924	6,001,329	(414,986)	1,099,005	23,404,174
NT International Small-Mid Cap Fund(3)	10,228,068	1,206,079	111,053	2,309	—	12,249,299
NT International Value Fund	34,415,656	4,076,490	528,144	(41,867)	1,165,963	42,305,782
U.S. Government Money Market Fund	58,493,332	13,471,230	1,660,566	—	57,913	70,303,996
	$1,101,146,831	$164,233,614	$97,383,534	$4,614,108	$22,057,489	$1,187,044,330

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Moderate
April 30, 2017

One Choice Portfolio: Moderate - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 44.9%
Core Equity Plus Fund Investor Class	4,968,569	71,149,913
Equity Growth Fund Investor Class	6,502,518	205,024,403
Growth Fund Investor Class	4,161,131	130,243,385
Heritage Fund Investor Class	3,851,361	85,153,600
Large Company Value Fund Investor Class	15,437,752	154,840,653
Mid Cap Value Fund Investor Class	5,195,594	92,221,798
NT Disciplined Growth Fund Investor Class	3,165,335	35,958,205
Small Company Fund Investor Class	1,743,478	26,553,176
		801,145,133
Domestic Fixed Income Funds — 24.8%
Diversified Bond Fund Investor Class	24,661,665	265,112,902
High-Yield Fund Investor Class	9,199,133	52,987,004
Inflation-Adjusted Bond Fund Investor Class	8,994,163	105,771,357
Short Duration Inflation Protection Bond Fund Investor Class	1,695,050	17,475,965
		441,347,228
International Equity Funds — 19.4%
Emerging Markets Fund Investor Class	5,598,425	55,256,457
International Growth Fund Investor Class	10,599,563	127,088,762
NT Global Real Estate Fund Investor Class	3,864,325	35,435,861
NT International Small-Mid Cap Fund Investor Class(2)	2,461,081	27,711,771
NT International Value Fund Investor Class	10,415,673	99,573,831
		345,066,682
International Fixed Income Funds — 7.0%
Global Bond Fund Investor Class	8,655,861	88,116,666
International Bond Fund Investor Class(2)	2,882,642	36,061,854
		124,178,520
Money Market Funds — 3.9%
U.S. Government Money Market Fund Investor Class	69,892,299	69,892,299
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,489,506,318)		1,781,629,862
OTHER ASSETS AND LIABILITIES†		1,307
TOTAL NET ASSETS — 100.0%		$1,781,631,169

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,533,517,680
Gross tax appreciation of investments	$254,012,671
Gross tax depreciation of investments	(5,900,489)
Net tax appreciation (depreciation) of investments	$248,112,182

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$66,840,050	$886,020	$4,391,599	$(75,685)	$—	$71,149,913
Equity Growth Fund	191,807,920	16,175,897	20,971,579	(901,169)	2,858,940	205,024,403
Growth Fund	137,934,150	14,292,342	28,659,009	2,040,613	7,020,423	130,243,385
Heritage Fund	89,588,318	7,638,354	11,716,862	(205,323)	7,054,328	85,153,600
Large Company Value Fund	161,622,846	21,504,658	38,836,548	1,683,847	2,115,066	154,840,653
Mid Cap Value Fund	97,859,973	5,390,931	17,086,180	947,828	3,475,394	92,221,798
NT Disciplined Growth Fund	33,146,199	93,987	1,616,663	140,115	93,987	35,958,205
Small Company Fund	28,060,948	3,940,661	8,025,546	2,127,248	118,448	26,553,176
Diversified Bond Fund	215,365,885	58,462,278	1,716,088	(59,363)	4,289,449	265,112,902
High-Yield Fund	56,196,162	2,667,458	8,028,497	(768,223)	2,073,570	52,987,004
Inflation-Adjusted Bond Fund	98,646,958	8,673,637	—	—	1,207,928	105,771,357
Short Duration Inflation Protection Bond Fund	16,242,137	1,101,978	—	—	68,906	17,475,965
Emerging Markets Fund	69,360,617	2,088,885	22,535,705	1,648,005	168,885	55,256,457
International Growth Fund	101,021,218	19,852,910	3,141,127	100,012	497,926	127,088,762
NT Global Real Estate Fund	40,488,088	6,464,869	7,537,830	(588,563)	1,619,878	35,435,861
NT International Small-Mid Cap Fund(3)	24,393,963	1,277,243	—	—	—	27,711,771
NT International Value Fund	76,142,268	14,237,006	342,853	(28,800)	2,467,774	99,573,831
Global Bond Fund	82,239,546	7,370,342	—	—	1,152,456	88,116,666
International Bond Fund(3)	28,842,076	9,016,837	15,015	(1,880)	—	36,061,854
U.S. Government Money Market Fund	47,796,163	23,056,136	960,000	—	55,042	69,892,299
	$1,663,595,485	$224,192,429	$175,581,101	$6,058,662	$36,338,400	$1,781,629,862

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
April 30, 2017

One Choice Portfolio: Aggressive - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 52.9%
Core Equity Plus Fund Investor Class	3,720,562	53,278,449
Equity Growth Fund Investor Class	3,950,073	124,545,804
Growth Fund Investor Class	4,111,695	128,696,059
Heritage Fund Investor Class	3,921,531	86,705,061
Large Company Value Fund Investor Class	11,404,608	114,388,222
Mid Cap Value Fund Investor Class	3,615,999	64,183,979
NT Disciplined Growth Fund Investor Class	3,166,583	35,972,385
Small Company Fund Investor Class	1,350,619	20,569,934
		628,339,893
International Equity Funds — 26.3%
Emerging Markets Fund Investor Class	6,749,987	66,622,371
International Growth Fund Investor Class	9,045,539	108,456,014
NT Global Real Estate Fund Investor Class	3,757,888	34,459,835
NT International Small-Mid Cap Fund Investor Class(2)	2,183,756	24,589,088
NT International Value Fund Investor Class	8,188,500	78,282,060
		312,409,368
Domestic Fixed Income Funds — 16.8%
Diversified Bond Fund Investor Class	8,714,725	93,683,294
High-Yield Fund Investor Class	10,235,632	58,957,241
Inflation-Adjusted Bond Fund Investor Class	2,983,483	35,085,758
Short Duration Inflation Protection Bond Fund Investor Class	1,130,562	11,656,098
		199,382,391
International Fixed Income Funds — 3.0%
Global Bond Fund Investor Class	3,449,024	35,111,063
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	11,593,765	11,593,765
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $962,247,141)		1,186,836,480
OTHER ASSETS AND LIABILITIES†		(40,928)
TOTAL NET ASSETS — 100.0%		$1,186,795,552

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$991,753,831
Gross tax appreciation of investments	$199,824,810
Gross tax depreciation of investments	(4,742,161)
Net tax appreciation (depreciation) of investments	$195,082,649

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$50,594,708	$561,788	$3,665,779	$(21,126)	$—	$53,278,449
Equity Growth Fund	115,376,857	14,876,342	16,686,061	(635,773)	1,690,860	124,545,804
Growth Fund	132,074,137	11,452,000	21,634,410	1,285,476	6,646,817	128,696,059
Heritage Fund	82,860,814	8,452,957	4,235,993	97,577	6,524,593	86,705,061
Large Company Value Fund	115,417,884	17,091,757	25,979,296	927,913	1,553,749	114,388,222
Mid Cap Value Fund	64,058,738	3,470,902	7,786,946	333,927	2,386,934	64,183,979
NT Disciplined Growth Fund	33,878,751	92,627	2,336,153	82,544	92,627	35,972,385
Small Company Fund	18,344,810	5,133,816	5,616,243	824,075	80,195	20,569,934
Emerging Markets Fund	72,393,654	9,208,322	22,474,814	2,014,684	204,992	66,622,371
International Growth Fund	89,289,527	14,231,136	3,207,239	60,205	429,868	108,456,014
NT Global Real Estate Fund	34,872,345	7,226,611	3,961,780	(267,022)	1,460,867	34,459,835
NT International Small-Mid Cap Fund(3)	21,213,633	1,582,250	51,558	857	—	24,589,088
NT International Value Fund	61,603,462	9,573,675	490,811	(39,304)	1,939,710	78,282,060
Diversified Bond Fund	62,787,060	34,316,585	1,350,710	(42,614)	1,447,959	93,683,294
High-Yield Fund	55,619,083	4,607,715	2,993,894	(263,700)	2,162,693	58,957,241
Inflation-Adjusted Bond Fund	33,504,343	3,125,688	1,066,353	(36,455)	396,479	35,085,758
Short Duration Inflation Protection Bond Fund	11,101,343	465,756	—	—	47,097	11,656,098
Global Bond Fund	33,434,880	3,122,566	832,208	14,229	453,586	35,111,063
U.S. Government Money Market Fund	2,698,538	9,939,227	1,044,000	—	8,485	11,593,765
	$1,091,124,567	$158,531,720	$125,414,248	$4,335,493	$27,527,511	$1,186,836,480

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Aggressive
April 30, 2017

One Choice Portfolio: Very Aggressive - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 68.4%
Core Equity Plus Fund Investor Class	930,610	13,326,338
Equity Growth Fund Investor Class	1,106,833	34,898,447
Growth Fund Investor Class	1,149,572	35,981,588
Heritage Fund Investor Class	1,121,162	24,788,900
Large Company Value Fund Investor Class	3,187,869	31,974,326
Mid Cap Value Fund Investor Class	1,172,429	20,810,617
NT Disciplined Growth Fund Investor Class	1,004,747	11,413,927
Small Company Fund Investor Class	1,123,172	17,105,904
		190,300,047
International Equity Funds — 31.6%
Emerging Markets Fund Investor Class	1,885,298	18,607,892
International Growth Fund Investor Class	2,424,717	29,072,360
NT Global Real Estate Fund Investor Class	917,356	8,412,153
NT International Small-Mid Cap Fund Investor Class(2)	732,251	8,245,144
NT International Value Fund Investor Class	2,445,628	23,380,204
		87,717,753
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $202,333,796)		278,017,800
OTHER ASSETS AND LIABILITIES†		—
TOTAL NET ASSETS — 100.0%		$278,017,800

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported net asset value.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$215,686,432
Gross tax appreciation of investments	$63,527,038
Gross tax depreciation of investments	(1,195,670)
Net tax appreciation (depreciation) of investments	$62,331,368

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

5. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the nine months ended April 30, 2017 follows:

Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Distributions Received(2)	Ending Value
Core Equity Plus Fund	$12,121,989	$130,042	$335,127	$(22,090)	$—	$13,326,338
Equity Growth Fund	31,189,824	5,374,185	4,057,564	444,057	458,470	34,898,447
Growth Fund	33,139,448	5,195,410	4,494,424	109,215	1,761,946	35,981,588
Heritage Fund	23,478,454	2,110,050	693,663	11,768	1,842,824	24,788,900
Large Company Value Fund	29,200,095	4,790,262	3,799,113	666,696	411,445	31,974,326
Mid Cap Value Fund	19,721,395	1,255,590	1,566,715	61,805	727,701	20,810,617
NT Disciplined Growth Fund	10,230,787	136,113	328,328	341	28,557	11,413,927
Small Company Fund	16,514,237	286,586	2,067,661	64,981	66,853	17,105,904
Emerging Markets Fund	19,021,477	2,040,228	4,569,778	384,899	58,992	18,607,892
International Growth Fund	24,983,685	2,526,827	508,412	(8,010)	117,900	29,072,360
NT Global Real Estate Fund	7,771,647	2,340,770	741,604	(55,727)	352,868	8,412,153
NT International Small-Mid Cap Fund(3)	7,544,653	279,809	180,433	12,811	—	8,245,144
NT International Value Fund	19,871,920	1,875,318	785,988	(100,537)	610,622	23,380,204
	$254,789,611	$28,341,190	$24,128,810	$1,570,209	$6,438,178	$278,017,800

(1) Underlying fund investments represent Investor Class.
(2) Distributions received includes distributions from net investment income and from capital gains, if any.
(3) Non-income producing.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2017